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																			    UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               washington, D.C.  20549

                                     FORM 13F-HR

                                 Form 13F COVER PAGE

Report for the Quarter Ended:       MARCH 31, 2008
                               ------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------

     This Amendment (Check only one.):   [   ]   is a restatement.
                                         [   ]   adds new entries.


Institutional Investment Manager Filing This Report:

Name:         Financial Management Advisors, LLC
Address:      1900 Avenue of the Stars, Suite 900
              Los Angeles, CA  90067


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Marla L. Harkness
Title:   Chief Compliance Officer
Phone:   310-229-2949

Signature, Place, and Date of Signing:

/S/  MARLA HARKNESS           LOS ANGELES, CALIFORNIA           MAY 15, 2008
-------------------           -----------------------           ------------
    [Signature]                    [City, State]                   [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                    -------------

Form 13F Information Table Entry Total:                  118
                                                    -------------

Form 13F Information Table Value Total:               $130,714
                                                    -------------
                                                     (thousands)





List of Other Included Managers:

{None}





                                                 Financial Management Advisors, LLC
                                                              FORM 13F
                                                           March 31, 2008

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MS S&P 500 INDEX                                616953204      162 11694.795SH       Sole                11694.795
ACTIVISION INC                 COM              004930202      864    31621 SH       Sole                    31621
AGL RESOURCES INC              COM              001204106      367    10700 SH       Sole                    10700
AIRCASTLE LTD                  COM              BMG0129K1      877    77985 SH       Sole                    77985
AK STEEL HOLDING CORP          COM              001547108      218     4000 SH       Sole                     4000
ALLIANCE RESOURCE PARTNERS     COM              01877R108      350    10000 SH       Sole                    10000
ALTRIA GROUP INC               COM              02209S103      624    28110 SH       Sole                    28110
AMETEK INC                     COM              031100100     1148    26145 SH       Sole                    26145
ANNALY CAPITAL MGMT            COM              035710409      283    18500 SH       Sole                    18500
APOLLO INVESTMENT CORP.        COM              03761U106      396    25000 SH       Sole                    25000
APTARGROUP INC COM             COM              038336103     1419    36450 SH       Sole                    36450
ARCH COAL INC                  COM              039380100     1194    27440 SH       Sole                    27440
ASTRAZENECA PLC ADR            COM              046353108      380    10000 SH       Sole                    10000
AT&T INC                       COM              00206R102      460    12010 SH       Sole                    12010
AUST & NZ BNKG GRP-SPON ADR    COM              052528304      483     4600 SH       Sole                     4600
BANK OF AMERICA CORP           COM              060505104      409    10800 SH       Sole                    10800
BAYTEX ENERGY TRUST-UNITS      COM              073176109      676    30500 SH       Sole                    30500
BHP BILLITON LTD-SPON ADR      COM              088606108      247     3750 SH       Sole                     3750
BIOMED REALTY TRUST INC.       COM              09063H107      435    18200 SH       Sole                    18200
BOARDWALK PIPELINE PARTNERS    COM              096627104      379    15400 SH       Sole                    15400
BOSTON PIZZA ROYALTIES-UNITS   COM              101084101      467    37200 SH       Sole                    37200
BP PLC-SPONS ADR               COM              055622104      220     3628 SH       Sole                     3628
BUNGE LIMITED                  COM              BMG169621     1139    13110 SH       Sole                    13110
CANADIAN OIL SANDS TRUST       COM              13642L100     1710    41710 SH       Sole                    41710
CARNIVAL CORP                  COM              143658300      368     9100 SH       Sole                     9100
CBS CORP-CLASS B               COM              124857202      355    16100 SH       Sole                    16100
CELGENE CORP                   COM              151020104     1436    23425 SH       Sole                    23425
CISCO SYSTEMS INC              COM              17275R102     1569    65140 SH       Sole                    65140
CLEVELAND-CLIFFS INC           COM              185896107      240     2000 SH       Sole                     2000
COMPASS MINERALS INTL          COM              20451N101      413     7000 SH       Sole                     7000
CONOCOPHILLIPS                 COM              20825C104      537     7040 SH       Sole                     7040
COPANO ENERGY LLC              COM              217202100      376    11000 SH       Sole                    11000
COVANCE                        COM              222816100     1499    18070 SH       Sole                    18070
CRESCENT PT ENERGY TR          COM              225908102      211     7600 SH       Sole                     7600
CVS CORP                       COM              126650100     1380    34070 SH       Sole                    34070
DCP MIDSTREAM PARTNERS LP      COM              23311P100      313    10800 SH       Sole                    10800
DIAGEO PLC- ADR                COM              25243Q205     1799    22120 SH       Sole                    22120
DIAMONDROCK HOSPITALITY CO     COM              252784301      369    29100 SH       Sole                    29100
DIANA SHIPPING INC             COM              MHY2066G1      350    13300 SH       Sole                    13300
DIGITAL REALTY TRUST           COM              253868103     1450    40840 SH       Sole                    40840
DRYSHIPS INC.                  COM              MHY2109Q1      240     4000 SH       Sole                     4000
DUPONT FABROS TECHNOLOGY       COM              26613Q106      376    22800 SH       Sole                    22800
ELI LILLY & CO                 COM              532457108      395     7650 SH       Sole                     7650
EMERSON ELECTRIC CO            COM              291011104     1660    32250 SH       Sole                    32250
ENERGY TRANSFER PARTNERS LP    COM              29273R109      370     8100 SH       Sole                     8100
ENERPLUS RESOURCES FUND        COM              29274D604     1240    28580 SH       Sole                    28580
ENTERTAINMENT PROPERTIES       COM              29380T105      400     8100 SH       Sole                     8100
GAMESTOP CORP-CL A             COM              36467W109     1446    27970 SH       Sole                    27970
GLAXOSMITHKLINE PLC-ADR        COM              37733W105      454    10700 SH       Sole                    10700
GOOGLE INC-CL A                COM              38259P508     1178     2675 SH       Sole                     2675
GRAMERCY CAP CORP COM          COM              384871109      383    18300 SH       Sole                    18300
HALLIBURTON CO                 COM              406216101     1265    32160 SH       Sole                    32160
HARVEST ENERGY TRUST           COM              41752X101      201     9000 SH       Sole                     9000
HEWLETT-PACKARD CO             COM              428236103     1306    28600 SH       Sole                    28600
HONEYWELL INTERNATIONAL INC    COM              438516106      282     5000 SH       Sole                     5000
INDIA FUND INC                 COM              454089103      449     9863 SH       Sole                     9863
ISHARES MSCI EAFE INDEX FUND   COM              464287465      525     7300 SH       Sole                     7300
ISHARES MSCI EMERGING MKT IN   COM              464287234      665     4950 SH       Sole                     4950
K-SEA TRANSPORTATION PTNRS     COM              48268Y101      381    10800 SH       Sole                    10800
KKR FINANCIAL CORP             COM              48248A306      320    25300 SH       Sole                    25300
KONINKLIJKE KPN NV - SP ADR    COM              780641205      340    20100 SH       Sole                    20100
MACQUARIE INFRASTRUCTURE       COM              55608B105      320    11000 SH       Sole                    11000
MAGELLAN MIDSTREAM PTNRS       COM              559080106      356     8800 SH       Sole                     8800
MASTERCARD INC CL A            COM              57636Q104     1719     7710 SH       Sole                     7710
MEMC ELECTRONIC MATERIALS      COM              552715104      213     3000 SH       Sole                     3000
MERCK & CO. INC.               COM              589331107     1192    31416 SH       Sole                    31416
MONSANTO CO                    COM              61166W101     1805    16190 SH       Sole                    16190
MORGAN STANLEY                 COM              617446448     1556    34050 SH       Sole                    34050
NAVTEQ CORP.                   COM              63936L100     1768    26000 SH       Sole                    26000
NEW ORIENTAL EDUCATION         COM              647581107      259     4000 SH       Sole                     4000
NEWS CORP-CL A                 COM              65248E104     1214    64750 SH       Sole                    64750
NIKE INC -CL B                 COM              654106103      695    10220 SH       Sole                    10220
NOKIA CORP-SPON ADR            COM              654902204     1490    46810 SH       Sole                    46810
NOVO-NORDISK ADR               COM              670100205     1315    18990 SH       Sole                    18990
NSTAR                          COM              67019E107      371    12200 SH       Sole                    12200
OMEGA HEALTHCARE INVESTORS     COM              681936100      392    22600 SH       Sole                    22600
PENGROWTH ENERGY TRUST         COM              706902509      626    32800 SH       Sole                    32800
PENN WEST ENERGY TRUST         COM              707885109      834    29813 SH       Sole                    29813
PEPSICO INC                    COM              713448108     1528    21160 SH       Sole                    21160
PHILIP MORRIS INT'L            COM              718172109     1422    28110 SH       Sole                    28110
PRECISION CASTPARTS            COM              740189105      888     8695 SH       Sole                     8695
PRICELINE.COM                  COM              741503403      242     2000 SH       Sole                     2000
PRUDENTIAL FINANCIAL INC       COM              744320102     1555    19870 SH       Sole                    19870
QUESTAR CORP                   COM              748356102      244     4310 SH       Sole                     4310
REALTY INCOME CORP             COM              756109104      405    15800 SH       Sole                    15800
RESEARCH IN MOTION             COM              760975102      224     2000 SH       Sole                     2000
ROCKWELL COLLINS               COM              774341101     1232    21560 SH       Sole                    21560
ROYAL BANK OF CANADA           COM              780087102     1505    32370 SH       Sole                    32370
ROYAL BANK OF SCOTLAND ADR     COM              780097721      319    47000 SH       Sole                    47000
RWE SP ADR                     COM              74975E303     1796    14630 SH       Sole                    14630
SATYAM COMP SVCS ADR           COM              804098101     1291    57150 SH       Sole                    57150
SIEMENS AG-SPONS ADR           COM              826197501     1282    11765 SH       Sole                    11765
SOUTHERN COPPER CORP           COM              84265V105      540     5200 SH       Sole                     5200
STRYKER CORP                   COM              863667101     1213    18650 SH       Sole                    18650
SUNCOR ENERGY INC              COM              867229106      330     3420 SH       Sole                     3420
SUNOCO LOGISTICS PTNRS LP      COM              86764L108      351     7200 SH       Sole                     7200
SUNSTONE HOTEL INVESTORS       COM              867892101      378    23600 SH       Sole                    23600
TARGET CORP                    COM              87612E106      203     4000 SH       Sole                     4000
TEEKAY LNG PARTNERS LP         COM              MHY8564M1      365    12700 SH       Sole                    12700
TELEFONOS DE MEXICO ADR        COM              879403780     1830    48680 SH       Sole                    48680
TRANSOCEAN INC NEW             COM              KYG900731     1246     9218 SH       Sole                     9218
UNICREDITO ITALIANO SPA ORD    COM              t42324458      100    15000 SH       Sole                    15000
UNITED TECHNOLOGIES CORP       COM              913017109     1556    22610 SH       Sole                    22610
VENTAS INC                     COM              92276F100      413     9200 SH       Sole                     9200
WELLS FARGO & COMPANY          COM              949746101      365    12550 SH       Sole                    12550
WILLIAMS PARTNERS LP           COM              96950F104      328    10400 SH       Sole                    10400
YELLOW PAGES INCOME FUND       COM              985569102      411    41500 SH       Sole                    41500
FMA EQUITY GROWTH LP                                         25514 20409.955990SH    Sole             20409.955990
FMA INCOME EQUITY FUND LP                                    21268 18019.908759SH    Sole             18019.908759
CENTURY PARK CAPITAL PARTNERS                   oa1059         467 282787.000SH      Sole               282787.000
COLUMBUS PACIFIC INVESTORS VII                  oa1062         100 100000.000SH      Sole               100000.000
COSMETIC LASER EYE CENTER                       221990104      399 208333.330SH      Sole               208333.330
CRYPTOMETRICS                                   oa1340         504 36000.000SH       Sole                36000.000
GLENMONT REAL ESTATE PARTNERS                   oa1061         141 65480.000SH       Sole                65480.000
GLENMONT REAL ESTATE PARTNERS                   oa1058         373 248350.720SH      Sole               248350.720
NSB PARTNERS                                    oa1342         500 250000.000SH      Sole               250000.000
ORANGEFAIR PROPERTIES                           oa1343          75 100000.000SH      Sole               100000.000
VILLAS AT TEAM RANCH INVESTMEN                  oa1500         236 175000.000SH      Sole               175000.000
REPORT SUMMARY                118 DATA RECORDS              130714            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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